UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington,  D.C.    20549

                               FORM 13-F

                         FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   	6/30/99

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):	[   ]  is a restatement.
                                   	[   ]  adds new holdings
	                                           entries

Institutional Investment Manager Filing this Report:

Name:     	J. V. BRUNI AND COMPANY
Address:  	1528 N. Tejon Street
	          Colorado Springs, CO  80907

Form 13F File Number:	28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Jerome V. Bruni
Title:	President
Phone:	(719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni	           Colorado Springs, Colorado       08-02-99

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	                	0

Form 13F Information Table Entry Total:	          	40

Form 13F Information Table Value Total:      	123,001
                                         			(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                                                     VALUE    SH/PRN;PUT/ INVESTMENT OTHER
       NAME OF ISSUE     TITLE OF CLASS   CUSIP     (X$1000)  PUT/CALL    DISCRETION MANAGERS     VOTING AUTHORITY
                                                                                               SOLE  SHARED    NONE
Affiliated Managers Group      Com      008252108      5,762   190,870SH    SOLE      N/A     19,480  0      171,390
Allied Cap Corp New            Com      01903Q108      7,860   327,512SH    SOLE      N/A     31,246  0      296,266
America OnLine Inc Del         Com      02364J104      5,417    49,244SH    SOLE      N/A      4,326  0       44,918
American Homestar Corp         Com      026651109      3,280   477,156SH    SOLE      N/A     47,055  0      430,101
Arrow Electrs Inc.             Com      042735100      4,413   232,280SH    SOLE      N/A     24,526  0      207,754
Belco Oil & Gas Corp           Com      077410108        546    78,746SH    SOLE      N/A      7,530  0       71,216
BellSouth Corp.                Com      079860102        238     5,162SH    SOLE      N/A          0  0        5,162
Bristol Myers Squibb Co        Com      110122108        225     3,200SH    SOLE      N/A          0  0        3,200
Capital Re Corp                Com      140432105      4,845   301,648SH    SOLE      N/A     29,350  0      272,298
Covenant Trans Inc             Cl A     22284P105      4,425   280,958SH    SOLE      N/A     28,534  0      252,424
Edelbrock Corp                 Com      279434104        496    33,640SH    SOLE      N/A      2,370  0       31,270
Equity Office Properties Trust Com      294741103      2,429    94,781SH    SOLE      N/A      7,826  0       86,955
Equity Residential Pptys Tr Sh Ben Int  29476L107        504    11,181SH    SOLE      N/A        300  0       10,881
Exxon                          Com      302290101        176     2,280SH    SOLE      N/A          0  0        2,280
Financial Sec Assurn Hldgs     Com      31769P100      5,840   112,311SH    SOLE      N/A     10,250  0      102,061
Franchise Fin Corp Amer        Com      351807102      1,195    53,720SH    SOLE      N/A      5,800  0       47,920
GTS Duratek Inc                Com      36237J107      1,856   326,260SH    SOLE      N/A     30,150  0      296,110
General Nutrition Cos Inc      Com      37047F103      5,842   250,616SH    SOLE      N/A     24,940  0      225,676
Kimco Realty Corp              Com      49446R109      1,549    38,973SH    SOLE      N/A      1,540  0       37,433
Manufactured Home Cmntys Inc   Com      564682102      1,701    65,440SH    SOLE      N/A      2,800  0       62,640
Mestek Inc                     Com      590829107      3,291   149,598SH    SOLE      N/A     12,370  0      137,228
NCI Building Sys Inc           Com      628852105      6,033   282,266SH    SOLE      N/A     25,310  0      256,956
Nabors Inds Inc                Com      629568106      5,471   224,442SH    SOLE      N/A     20,720  0      203,722
OTR Express Inc                Com      671062107        187    52,475SH    SOLE      N/A      3,410  0       49,065
Oakwood Homes Corp             Com      674098108      2,768   210,870SH    SOLE      N/A     24,330  0      186,540
Palm Harbor Homes              Com      696639103      4,114   164,142SH    SOLE      N/A     14,469  0      149,673
PremiumWear Inc                Com      740909106        452    92,805SH    SOLE      N/A      8,100  0       84,705
Public Storage Inc             Com      74460D109      3,859   137,822SH    SOLE      N/A     13,930  0      123,892
Radian Group Inc               Com      750236101      7,099   145,425SH    SOLE      N/A     13,096  0      132,329
Raymond James Financial Inc    Com      754730109      4,240   176,655SH    SOLE      N/A     13,374  0      163,281
Rouse Co                       Com      779273101      4,428   174,490SH    SOLE      N/A     15,046  0      159,444
SL Green Rlty Corp             Com      78440X101        358    17,520SH    SOLE      N/A        600  0       16,920
Schuff Stl Co                  Com      808156103        994   167,470SH    SOLE      N/A     23,210  0      144,260
Security Cap Group Inc         Cl B     81413P204      2,670   183,380SH    SOLE      N/A     20,240  0      163,140
Smithway Mtr Xpress Corp       Cl A     832653109      1,984   198,432SH    SOLE      N/A     18,806  0      179,626
Triad Gty Inc                  Com      895925105        727    40,550SH    SOLE      N/A      8,580  0       31,970
Transport Corp of Amer Inc     Com      89385P102      3,140   243,860SH    SOLE      N/A     23,716  0      220,144
U T I Energy Corp              Com      903387108      4,096   247,295SH    SOLE      N/A     22,000  0      225,295
Weatherford Intl Inc           Com      947074100      4,386   119,755SH    SOLE      N/A     10,185  0      109,570
Wells Fargo & Co New           Com      949746101      4,105    96,032SH    SOLE      N/A      6,872  0       89,160
